INCOME TAXES - Deferred tax Assets and liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Marketable securities
INCOME TAXES
Deferred tax liabilities	$ (466,000)	$ (14,000)
Loan Payable
INCOME TAXES
Deferred tax liabilities	(1,000)
Non-capital losses
INCOME TAXES
Deferred tax assets	$ 467,000	$ 14,000